Loans and Borrowings - Summary of Fair Value of Liability Component and Derivative (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Disclosure Of Loans And Borrowings [Abstract]
Fair value of liability component at inception	$ 133,321
Fair value of derivative at inception	52,912
Proceeds from issue of convertible notes	(180,000)
Deferred difference	$ 6,233